Employee Benefit Plans (Schedule of Expected Benefit Payments) (Details) - JVB Plan [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2017	$ 671
2018	712
2019	797
2020	813
2021	827
2022-2026	$ 4,338